Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (in millions)	Adjusted EBITDA ($) (in millions) (5)
2024	10,653,120	33,628,828	5,444,054	14,275,890	14.94	124.64	31	112
2023	8,687,806	9,709,825	3,720,868	4,355,570	2.16	82.75	(147)	(43)
2022	5,126,730	(3,002,565)	5,231,713	1,612,583	0.92	68.77	(298)	(186)
2021	5,784,695	(25,185,719)	9,760,351	(5,961,079)	11.48	113.16	(521)	(446)
2020	3,856,128	24,262,979	2,153,443	18,575,162	58.19	136.09	(363)	(250)

Named Executive Officers, Footnote
PEO Total Compensation Amount	$ 10,653,120	$ 8,687,806	$ 5,126,730	$ 5,784,695	$ 3,856,128
PEO Actually Paid Compensation Amount	$ 33,628,828	9,709,825	(3,002,565)	(25,185,719)	24,262,979
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” to the PEO and average “compensation actually paid” to the non-PEO named executive officers includes the amounts set forth in the “2024 Summary Compensation Table” total columns above (or in prior years’ Summary Compensation Tables), adjusted as set forth in the table below, as determined by Item 402(v) of Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. The Black-Scholes option pricing model uses a consistent set of valuation inputs (including Root’s stock price, volatility, market risk-free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable. RSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below.

PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	10,653,120	8,687,806	5,126,730	5,784,695	3,856,128
-SCT “Stock Awards” Column Value	(6,504,587)	(2,121,471)	(2,117,395)	(5,066,228)	—
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	6,471,326	2,471,966	276,530	1,539,689	—
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	20,250,158	505,897	(5,137,824)	(24,692,246)	19,194,250
+vesting date fair value of equity awards granted and vested in the covered year end	—	—		—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	2,758,811	165,627	(1,150,606)	(2,751,629)	1,212,601
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	22,975,708	1,022,019	(8,129,295)	(30,970,414)	20,406,851
Compensation Actually Paid	33,628,828	9,709,825	(3,002,565)	(25,185,719)	24,262,979

Average of Non-PEO Named Executive Officers	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,444,054	3,720,868	5,231,713	9,760,351	2,153,443
-SCT “Stock Awards” Column Value	(3,514,939)	(1,103,360)	(2,630,288)	(8,996,668)	—
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	3,377,227	1,283,361	389,979	938,417	—
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	7,626,620	247,426	(389,707)	(1,181,515)	12,047,171
+vesting date fair value of equity awards granted and vested in the covered year end	—	—	—	—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	1,342,928	207,275	(211,992)	(419,568)	4,374,548
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	(777,122)	(6,062,096)	—
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	8,831,836	634,702	(3,619,130)	(15,721,430)	16,421,719
Compensation Actually Paid	14,275,890	4,355,570	1,612,583	(5,961,079)	18,575,162

Non-PEO NEO Average Total Compensation Amount	$ 5,444,054	3,720,868	5,231,713	9,760,351	2,153,443
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,275,890	4,355,570	1,612,583	(5,961,079)	18,575,162
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” to the PEO and average “compensation actually paid” to the non-PEO named executive officers includes the amounts set forth in the “2024 Summary Compensation Table” total columns above (or in prior years’ Summary Compensation Tables), adjusted as set forth in the table below, as determined by Item 402(v) of Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. The Black-Scholes option pricing model uses a consistent set of valuation inputs (including Root’s stock price, volatility, market risk-free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable. RSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below.

PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	10,653,120	8,687,806	5,126,730	5,784,695	3,856,128
-SCT “Stock Awards” Column Value	(6,504,587)	(2,121,471)	(2,117,395)	(5,066,228)	—
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	6,471,326	2,471,966	276,530	1,539,689	—
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	20,250,158	505,897	(5,137,824)	(24,692,246)	19,194,250
+vesting date fair value of equity awards granted and vested in the covered year end	—	—		—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	2,758,811	165,627	(1,150,606)	(2,751,629)	1,212,601
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	22,975,708	1,022,019	(8,129,295)	(30,970,414)	20,406,851
Compensation Actually Paid	33,628,828	9,709,825	(3,002,565)	(25,185,719)	24,262,979

Average of Non-PEO Named Executive Officers	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,444,054	3,720,868	5,231,713	9,760,351	2,153,443
-SCT “Stock Awards” Column Value	(3,514,939)	(1,103,360)	(2,630,288)	(8,996,668)	—
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	3,377,227	1,283,361	389,979	938,417	—
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	7,626,620	247,426	(389,707)	(1,181,515)	12,047,171
+vesting date fair value of equity awards granted and vested in the covered year end	—	—	—	—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	1,342,928	207,275	(211,992)	(419,568)	4,374,548
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	(777,122)	(6,062,096)	—
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	8,831,836	634,702	(3,619,130)	(15,721,430)	16,421,719
Compensation Actually Paid	14,275,890	4,355,570	1,612,583	(5,961,079)	18,575,162

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return (“TSR”) is intended to reflect the change in value of a $100 investment made on December 31, 2019. Cumulative TSR as reflected below is measured from our initial public offering (“IPO”) in October 2020 through December 31, 2024, while the compensation noted is for the full period between December 31, 2019 and December 31, 2024. The chart below demonstrates the relationship between Root’s TSR and compensation actually paid (or “CAP”) to Mr. Timm and our other applicable named executive officers.

Compensation Actually Paid vs. Net Income
The compensation actually paid to Mr. Timm and our other named executive officers generally correlated with our net income or loss over the period January 1, 2020 through December 31, 2024 as demonstrated in the chart below.

Compensation Actually Paid vs. Company Selected Measure
The compensation actually paid to Mr. Timm and our other named executive officers generally correlated with our Adjusted EBITDA over the period January 1, 2020 through December 31, 2024 as demonstrated in the chart below.

Total Shareholder Return Vs Peer Group	Our TSR declined since our IPO in October 2020 through 2022 more so than that of the peer group and started to rebound in 2023 at a lower rate than our peer group.
Tabular List, Table
The following list (the “Tabular List”) provides the performance measures that we believe represent the most important measures we used to link compensation actually paid to our named executive officers for fiscal year 2024 to our performance:

Tabular List
Adjusted EBITDA
We use adjusted EBITDA as an internal performance measure in the management of our operations because we believe it provides management and other users of our financial information useful insight into our results of operations and underlying business performance.

Accident Period Loss Ratio	We view accident period gross loss ratio as the best measure of the impact of pricing and underwriting actions.
Policy-in-Force Growth
We view policies in force as an important metric to assess our financial performance because policy growth drives our revenue growth, expands brand awareness, deepens our market penetration, and generates additional data to continue to improve the functioning of our platform.

Total Shareholder Return Amount	$ 14.94	2.16	0.92	11.48	58.19
Peer Group Total Shareholder Return Amount	124.64	82.75	68.77	113.16	136.09
Net Income (Loss)	$ 31,000,000	$ (147,000,000)	$ (298,000,000)	$ (521,000,000)	$ (363,000,000)
Company Selected Measure Amount	112,000,000	(43,000,000)	(186,000,000)	(446,000,000)	(250,000,000)
Additional 402(v) Disclosure	.

Year	PEO	Non-PEO NEOs
2024	Alexander Timm	Megan Binkley, Mahtiyar Bonakdarpour, and Jonathan Allison
2023	Alexander Timm	Mahtiyar Bonakdarpour and Jonathan Allison
2022	Alexander Timm	Robert Bateman, Mahtiyar Bonakdarpour, Daniel Rosenthal, and Hemal Shah
2021	Alexander Timm	Daniel Rosenthal, Hemal Shah, Anirban Kundu, and Daniel Manges
2020	Alexander Timm	Daniel Rosenthal and Daniel Manges

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Accident Period Loss Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Policy-in-Force Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,975,708	$ 1,022,019	$ (8,129,295)	$ (30,970,414)	$ 20,406,851
PEO | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,504,587)	(2,121,471)	(2,117,395)	(5,066,228)	0
PEO | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,471,326	2,471,966	276,530	1,539,689	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,250,158	505,897	(5,137,824)	(24,692,246)	19,194,250
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,758,811	165,627	(1,150,606)	(2,751,629)	1,212,601
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,831,836	634,702	(3,619,130)	(15,721,430)	16,421,719
Non-PEO NEO | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,514,939)	(1,103,360)	(2,630,288)	(8,996,668)	0
Non-PEO NEO | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,377,227	1,283,361	389,979	938,417	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,626,620	247,426	(389,707)	(1,181,515)	12,047,171
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,342,928	207,275	(211,992)	(419,568)	4,374,548
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(777,122)	(6,062,096)	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0